SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Dividend reinvestment plan		$ 148
Debenture conversions	$ 140	73
Share-based payment transactions	$ 75	$ 62
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	503	397
Issued, net of issue costs (in shares)		99
Dividend reinvestment plan (in shares)		4
Debenture conversions (in shares)	3	2
Share-based payment transactions (in shares)	2	1
Number of shares, Ending balance (in shares)	508	503
Share capital, beginning balance	$ 13,447	$ 8,808
Issued, net of issue costs		4,356
Dividend reinvestment plan		148
Debenture conversions		73
Share-based payment transactions		62
Share capital, ending balance	$ 13,662	$ 13,447
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	100	62
Issued, net of issue costs (in shares)	0
Number of shares, Ending balance (in shares)	100	100
Share capital, beginning balance	$ 2,424	$ 1,509
Issued, net of issue costs	(1)	915
Share capital, ending balance	$ 2,423	$ 2,424
Class A, Series 15 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)		8
Issued, net of issue costs		$ 178
Class A, Series 17 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)		6
Issued, net of issue costs		$ 141
Class A, Series 19 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)		8
Issued, net of issue costs		$ 203
Class A, Series 21 Preferred shares issued, net of issue costs
Reconciliation of number of shares outstanding [abstract]
Issued, net of issue costs (in shares)		16
Issued, net of issue costs		$ 393